Derivative financial instruments - Impact on the income statement and OCI of recycling amounts in respect of Cash flow hedges and Net investment hedges of foreign operations (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Barclays Bank Group [member] | Interest rate risk [member] | Interest income [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount recycled from OCI due to hedged item affecting income statement	£ 213